Intangibles and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangibles and Other Assets

Intangibles and other assets consist of the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.3 million on September 30, 2012, and $6.7 million on December 31, 2011	$6,020	$6,620
Patents, net of accumulated amortization of $0.7 million on September 30, 2012, and $0.6 million on December 31, 2011	440	526

Total amortizable intangible assets	6,460	7,146

Unamortizable intangible assets:
Trademarks	18,116	21,473
Other assets:
Financing costs, net of accumulated amortization of $7.0 million on September 30, 2012, and $16.1 million on December 31, 2011	35,248	24,093
Deferred major repair	14,769	12,294
Replacement parts, net	3,069	4,257
Loan to affiliate	23,305	23,305
Restricted cash	2,972	3,560
Other	6,963	6,822

Total other assets	86,326	74,331

Intangibles and other assets	$110,902	$102,950

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2011	2010
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $6.7 million on December 31, 2011, and $5.7 million on December 31, 2010	$6,620	$7,570
Patents, net of accumulated amortization of $0.6 million on December 31, 2011, and $0.5 million on December 31, 2010	526	641

Total amortizable intangible assets	7,146	8,211

Unamortizable intangible assets:
Trademarks	21,473	21,473
Other assets:
Financing costs, net of accumulated amortization of $16.1 million on December 31, 2011, and $18.5 million on December 31, 2010	24,093	24,800
Deferred major repair	12,294	12,009
Deferred software cost, net of accumulated amortization of $0.8 million on December 31, 2011, and December 31, 2010	725	414
Replacement parts, net	4,257	4,535
Loan to affiliate	23,305	23,305
Restricted cash	3,560	27,399
Other	6,097	5,204

Total other assets	74,331	97,666

Intangibles and other assets	$102,950	$127,350

Depreciation, Amortization, and Depletion Expense Related to Intangibles and Other Assets

Amounts reflected in depreciation, amortization, and depletion expense related to intangibles and other assets are as follows:

(Dollars in thousands)	2011	2010	2009
Intangible amortization	$1,065	$1,265	$1,415
Software amortization	$483	940	1,880

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$229
2013	815
2014	715
2015	615
2016	567

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2012	$915
2013	815
2014	715
2015	615
2016	567